Finance income and cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of finance income
Interest on cash and equivalents	$ 32,461	$ 12,036	$ 2,872
Interest on asset backed trust notes	1,150	711	280
Interest on recovery of guarantee deposits	4,611	155	379
Total finance income	38,222	12,902	3,531
Analysis of finance cost
Leases financial cost	191,967	174,769	128,159
Interest on asset backed trust notes	16,969	12,049	5,672
Cost of letter credit notes	5,477	4,131	3,025
Other finance costs	1,153	584	1,589
Interest on debts and borrowings	2,851	533	703
Bank fees and others	347	308	226
Financial instruments loss	579	161
Total finance costs	219,343	192,535	139,374
Capitalized borrowing costs
Interest on debts and borrowings	24,752	8,448	7,801
Capitalized interest	(21,901)	(7,915)	(7,098)
Interest on debts and borrowing in the consolidated statements of operations	$ 2,851	$ 533	$ 703